UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2015 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 135.6% (98.0% of Total Investments)
	MORTGAGE-BACKED SECURITIES – 135.1% (97.6% of Total Investments)
	Residential – 135.1%
$ 835	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	$ 841,289
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.671%	10/25/35	B-	1,590,186
2,676	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.421%	9/25/36	CCC	1,883,108
842	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	Caa3	563,888
828	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	682,214
1,425	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.471%	7/20/36	Ba3	1,321,799
977	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	865,348
600	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.454%	9/10/45	B+	600,227
272	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.668%	5/20/36	Caa2	255,774
2,212	Bank of America Funding Trust, 2007-A 2A1	0.341%	2/20/47	CCC	1,906,298
2,454	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.351%	1/25/37	Caa3	1,944,455
1,918	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.361%	3/25/37	Caa3	1,623,064
944	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.625%	6/25/35	Caa2	870,282
322	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	2.589%	7/25/36	D	267,735
1,816	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	2.498%	10/25/36	D	1,538,902
2,015	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	4.888%	6/25/47	D	1,806,578
475	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.485%	2/25/36	Caa3	391,131
1,888	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	2.497%	2/25/36	Caa3	1,652,016
770	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.721%	2/25/47	D	642,817
1,047	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.501%	6/25/46	Ca	750,329
1,776	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.603%	8/25/46	Ca	1,295,211
650	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates 2007-WR16	5.706%	6/11/40	B1	667,510
2,000	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5	0.661%	10/25/35	BB-	1,738,186
2,155	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.331%	6/25/37	Caa1	1,935,160
615	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	4.425%	12/15/27	BB-	615,825
1,896	Chaseflex Trust Series 2007-2	0.461%	5/25/37	CCC	1,717,749
472	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass-Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	417,405
182	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.685%	3/25/36	Caa3	165,953
303	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.662%	8/25/35	Caa2	279,990
2,500	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.401%	1/25/37	CCC	1,797,842
499	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.692%	7/25/37	Caa3	463,722
350	Core Industrial Trust, Series 2015-CALW, 144A WI/DD	3.850%	2/10/34	N/R	331,043
1,180	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.727%	10/15/45	BBB-	1,186,361
732	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	5.230%	11/25/35	Ca	589,330
560	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.781%	10/25/36	Caa3	405,197
1,571	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	1,227,120
608	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	467,522
1,609	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,349,326
642	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	530,250
1,887	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.321%	8/25/37	Ca	1,589,488
745	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.651%	8/25/37	D	500,923
685	Countrywide Asset Backed Certificates Trust 2005-IM1	0.581%	11/25/35	BBB+	653,368
1,033	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.331%	3/25/47	CCC	866,651
1,941	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.439%	3/20/36	Ca	1,741,572
437	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa3	413,462
1,514	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	4.764%	11/20/35	Caa3	1,353,004
238	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	4.782%	9/25/37	D	218,416
1,968	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1	2.667%	4/25/37	D	1,762,334
912	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	D	825,368
1,393	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	2.550%	9/25/47	D	1,241,585
1,385	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.451%	11/25/35	B+	1,261,281
1,721	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.301%	8/25/36	CCC	1,114,723
268	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.391%	6/25/37	Caa3	209,854
587	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.870%	3/25/36	Caa3	455,101
356	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.109%	5/25/36	D	330,744
620	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.945%	4/15/50	N/R	560,278
315	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.781%	5/25/24	Aaa	287,847
95	Fannie Mae Connecticut Avenue Securities , Series 2014-C02	2.781%	5/25/24	Aaa	87,267
795	Fannie Mae Connecticut Avenue Securities, Series 2013-C01	5.431%	10/25/23	Aaa	869,040
1,020	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.581%	1/25/24	Aaa	1,058,904
550	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.181%	7/25/24	Aaa	517,453
1,825	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.731%	2/25/25	Aaa	1,867,674
863	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	721,301
451	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	336,760
1,932	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.681%	2/25/37	Caa3	1,220,156
1,773	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.240%	9/25/35	Caa2	1,594,290
512	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	0.981%	1/25/36	Caa2	366,672
1,127	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.210%	5/25/36	Ca	898,224
266	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.702%	5/25/37	D	212,727
143	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.599%	8/25/37	D	117,240
2,180	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.569%	6/25/42	Aaa	399,345
1,150	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K713, 144A	3.274%	4/25/46	Aaa	1,140,417
380	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.949%	6/25/47	Aaa	398,541
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.740%	7/25/46	AAA	1,396,272
446	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K38, 144A	4.790%	6/25/47	Aaa	474,805
350	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.265%	2/25/46	AAA	362,565
2,070	Freddie Mac Multifamily Structured Pass-Through Certificates K036, (I/O)	2.179%	12/25/41	Aaa	310,092
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	598,447
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.713%	7/25/41	Aaa	393,022
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	594,267
2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/24	Aaa	440,745
3,305	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.084%	2/25/41	Aaa	347,570
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	2.035%	7/25/40	Aaa	231,800
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.902%	1/25/43	Aaa	184,395
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.365%	1/25/41	Aaa	534,544
225	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	Aaa	238,560
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.674%	8/25/40	Aaa	307,677
1,254	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	1,037,437
1,075	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	2.982%	4/19/36	Caa3	952,197
1,001	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.411%	3/25/36	Caa3	906,218
1,945	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.631%	8/25/37	CCC	1,713,117
438	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.721%	3/25/47	D	375,913
2,260	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.710%	1/25/36	D	2,060,159
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	77,633
750	Gramercy Park CLO Limited, Series 2012-1AR, 144A	3.224%	7/17/23	A	747,843
653	GSAA Home Equity Trust Series 2007-5	0.281%	3/25/47	CCC	338,594
876	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	593,422
1,616	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	2.593%	4/25/36	D	1,363,723
1,582	HarborView Mortgage Loan Trust 2006-12	0.421%	12/19/36	Ca	1,119,236
2,127	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.441%	1/25/36	Caa1	1,825,872
1,500	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.361%	12/25/36	CCC	1,289,987
131	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	4.766%	8/25/36	B2	127,377
1,136	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.237%	7/25/37	Caa2	1,016,406
184	IndyMac INDX Mortgage Loan Trust 2006 AR25	2.697%	9/25/36	Ca	134,562
2,121	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.401%	11/25/35	Caa3	1,806,094
915	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.301%	7/25/36	N/R	725,690
998	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.371%	10/25/36	CCC	658,274
458	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.351%	1/25/37	Caa3	368,997
696	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.612%	3/25/36	Ca	453,226
2,165	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.105%	6/25/37	Ca	1,638,846
150	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	D	135,493
522	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.593%	6/25/36	Caa2	449,454
1,000	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	CC	806,115
905	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	945,803
342	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	309,394
1,524	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.561%	1/25/37	Caa3	994,364
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,303,926
700	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	722,341
1,250	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.441%	5/25/37	B3	1,024,275
1,167	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.561%	10/25/36	Caa2	1,062,557
182	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	3.014%	6/25/37	D	165,136
800	LB UBS Commercial Mortgage Trust, Series 2006-C4	6.048%	6/15/38	Ba2	838,635
1,150	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2, 144A	2.180%	12/01/21	N/R	1,134,562
1,234	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2, 144A	2.180%	1/01/20	N/R	1,230,095
2,265	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3, 144A	2.180%	3/01/20	N/R	2,248,198
1,748	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	2.670%	8/25/36	Caa2	1,609,762
1,886	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.343%	6/25/37	D	1,582,397
325	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.508%	12/25/35	CCC	311,991
1,200	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	6.029%	6/12/50	B-	1,250,604
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.077%	8/12/49	BB	1,122,404
2,340	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	0.471%	1/25/36	CCC	2,089,861
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.498%	3/12/44	BB	1,230,528
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.408%	10/12/52	Baa1	633,855
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.408%	10/12/52	Baa2	442,645
1,200	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.869%	4/15/49	Ba2	1,259,526
1,150	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	1,183,596
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.268%	1/11/43	BB	623,771
243	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.763%	3/25/36	Caa3	199,098
1,682	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,427,376
952	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.491%	9/25/37	Caa1	873,412
694	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.441%	12/25/35	BB+	631,565
2,020	Mortgage-IT Trust 2005-4	0.461%	10/25/35	BB+	1,831,708
518	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	400,308
750	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	0.481%	4/25/36	CCC	642,922
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	4.826%	4/25/35	B1	187,803
1,472	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	1,478,867
2,115	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,401,334
1,225	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.371%	7/25/36	Caa3	979,486
446	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 1006-QS10	0.481%	8/25/36	Caa3	292,773
522	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	441,048
2,066	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.537%	9/25/35	Caa3	1,760,282
1,161	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	1,023,575
715	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	587,113
967	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.752%	1/25/36	Caa3	777,632
300	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	248,717
153	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.631%	8/25/36	Ca	96,660
950	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.681%	7/25/35	Ba1	825,668
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.471%	2/25/36	B2	1,937,372
189	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	2.772%	9/25/35	Caa1	175,810
394	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.032%	4/25/37	Caa2	343,044
1,702	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.032%	4/25/37	Caa2	1,479,892
1,526	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.435%	2/20/47	CCC	1,308,689
146	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	151,983
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.931%	1/25/35	B1	259,855
1,630	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.371%	7/25/37	CCC	1,184,319
280	Structured Agency Credit Risk Debt Notes 2014-DN2	3.781%	4/25/24	N/R	273,515
3,575	Structured Agency Credit Risk Debt Notes, 2013-DN2	4.431%	11/25/23	N/R	3,674,718
63	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	2.863%	10/25/37	Caa1	55,991
1,706	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.611%	2/25/37	D	1,465,342
685	Voya CLO Limited, Series 2012-3AR, 144A, WI/DD, (3)	4.215%	10/15/22	BBB	685,000
1,145	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C17, 144A	5.661%	3/15/42	BB-	1,142,684
1,300	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	1,330,180
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.861%	4/15/47	CCC	448,635
1,100	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	1,146,373
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.430%	10/15/44	BB	1,163,183
557	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	1.960%	11/25/36	D	491,960
1,095	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	0.948%	12/25/46	CCC	878,926
476	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.780%	1/25/37	D	404,156
426	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.129%	6/25/37	D	373,761
1,593	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.012%	12/25/36	D	1,387,826
921	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.117%	7/25/46	CCC	766,810
1,143	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	1,114,082
1,743	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,489,023
971	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.569%	12/28/37	D	834,853
221	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.617%	10/25/36	Caa2	204,396
844	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.612%	11/25/37	Caa2	739,164
1,912	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.574%	12/28/37	Caa3	1,759,191
600	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.599%	4/25/36	CC	579,139
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	661,195
$ 223,689	Total Mortgage-Backed Securities (cost $158,606,384)				166,845,438

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 0.5% (0.4% of Total Investments)
	Wireless Telecommunication Services – 0.5%
$ 625	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 639,495
$ 625	Total Asset-Backed Securities (cost $625,000)				639,495
	Total Long-Term Investments (cost $159,231,384)				167,484,933

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 2.7% (2.0% of Total Investments)
$ 3,346	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $3,345,591, collateralized by $3,285,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $3,416,400	0.000%	4/01/15		$ 3,345,591
	Total Short-Term Investments (cost $3,345,591)				3,345,591
	Total Investments (cost $162,576,975) – 138.3%				170,830,524
	Borrowings – (37.4)% (4), (5)				(46,200,000)
	Other Assets Less Liabilities – (0.9)%				(1,077,941)
	Net Assets – 100%				$ 123,552,583

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

Variation
				Notional	Margin	Unrealized
	Contract	Number of	Contract	Amount at	Receivable/	Appreciation
Description	Position	Contracts	Expiration	Value	(Payable)	(Depreciation)
U.S. 5-Year Treasury Note	Short	(20)	6/15	$ (2,404,219)	$ 4,063	$ (16,116)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 166,160,438	$ 685,000	$ 166,845,438
Asset-Backed Securities	–	639,495	–	639,495
Short-Term Investments:
Repurchase Agreements	–	3,345,591	–	3,345,591
Investments in Derivatives:
Futures Contracts*	(16,116)	–	–	(16,116)
Total	$ (16,116)	$ 170,145,524	$ 685,000	$ 170,814,408
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $159,238,725.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 13,092,868
Depreciation				(1,501,069)

Net unrealized appreciation (depreciation) of investments				$ 11,591,799

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	Borrowings as a percentage of Total Investments is 27.0%.
(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

I/O	Interest only security.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015